Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
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Reconciliation of Earnings Used for Earnings per Share Calculations
Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Earnings attributable to common shareholders	126	180	319	284
Less: Dividends declared on preference shares	-	(1)	(1)	(2)
Earnings used in consolidated earnings per share	126	179	318	282
Less: Loss from discontinued operations, net of tax	5	27	3	37
Earnings used in earnings per share from continuing operations	131	206	321	319

Weighted Average Common Shares
The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Weighted-average number of common shares outstanding	495,903,023	500,705,054	495,842,141	501,035,457
Weighted-average number of vested DSUs	414,092	526,158	418,929	522,677
Basic	496,317,115	501,231,212	496,261,070	501,558,134
Effect of stock options and TRSUs	1,263,224	1,809,524	1,318,061	1,594,354
Diluted	497,580,339	503,040,736	497,579,131	503,152,488